RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	None.	The Company did not have any related party transactions as of December 31, 2014.